ASSETS HELD FOR SALE	12 Months Ended
Dec. 31, 2014
ASSETS HELD FOR SALE [Text Block]

9. ASSETS HELD FOR SALE

Assets held for sale are reported at the lower of the carrying amount or fair value less costs to sell. Depreciation expense is not recognized on assets held for sale. In November 2014, the Company signed an agreement to sell the following assets to an unrelated third party for RMB375.0 million (approximately US$61.2 million):

December 31,
2014
Property, plant and equipment, Net	$20,430,446
Land use rights, net	12,871,988
Total	33,302,434
Less: current portion	(13,032,000)
Noncurrent portion	$20,270,434

As of December 31,2014, the Company received a $13.03 million deposit under the agreement which is classified on the balance sheet as a deposit for assets held for sale, and expects to receive the remaining payment before July 1, 2015 pursuant to the terms of the contract. In addition, pursuant to the terms of the contract, title is to transfer to the buyer by July 2015 upon payment in full of all amounts due under the contract.